                               THE COVENTRY GROUP
                               3435 Stelzer Road
                              Columbus, Ohio 43219


May 27, 1998


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington, DC 20549-1004


     Subject:  The Coventry Group -- Securities Act of 1933
               Registration No. 33-44964 and Investment Company
               Act of 1940 File No. 811-6526 -- Rule 497 (j) Filing


Ladies and Gentlemen:

     On behalf of The Coventry Group (the "Group"), the undersigned hereby certifies, on behalf of the Group, that the form of Prospectus and Statement of Additional Information for the Willamette Value Fund, that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from the one contained in the most recent post-effective amendment to the Group's Registration Statement on Form N-1A as filed on May 22, 1998, and that the text of such post-effective amendment has been filed electronically.

                                             THE COVENTRY GROUP

                                             By /s/ Walter B. Grimm
                                                --------------------------
                                                Walter B. Grimm, President